UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
March 31, 2018 (Unaudited)
	Shares		Value
COMMON STOCKS - 53.61%
Aerospace & Defense - 5.61%
BAE Systems PLC (a)	497,224		$4,055,868
Lockheed Martin Corp.	16,249		5,491,024
Northrop Grumman Corp.	18,647		6,510,041
Raytheon Co.	38,824		8,378,996
			24,435,929
Auto Components - 1.14%
Continental AG (a)	17,996		4,966,720
Building Products - 2.64%
Fortune Brands Home & Security, Inc.	49,413		2,909,932
Masco Corp.	87,917		3,555,363
TOTO Ltd. (a)	97,786		5,045,300
			11,510,595
Chemicals - 2.23%
BASF SE (a)	28,117		2,853,182
Nutrien Ltd. (a)	54,616		2,581,152
The Sherwin-Williams Co.	10,952		4,294,498
			9,728,832
Electrical Equipment - 1.14%
Rockwell Automation, Inc.	28,564		4,975,849
Electronic Equipment, Instruments & Components - 2.32%
Keyence Corp. (a)	16,462		10,133,556
Energy Equipment & Services - 0.66%
Schlumberger Ltd. (a)	44,129		2,858,677
Food & Staples Retailing - 3.44%
Costco Wholesale Corp.	43,273		8,153,932
Walmart, Inc.	77,022		6,852,647
			15,006,579
Health Care Equipment & Supplies - 2.33%
Intuitive Surgical, Inc. (b)	24,584		10,149,013
Hotels, Restaurants & Leisure - 0.99%
Dalata Hotel Group PLC (a)(b)	567,976		4,332,974
Household Durables - 8.02%
DR Horton, Inc. (c)	260,723		11,430,097
Lennar Corp. - Class A	110,097		6,489,117
PulteGroup, Inc.	286,100		8,437,089
Sony Corp. (a)	50,259		2,413,641
Sony Corp. - ADR (c)	127,780		6,176,885
			34,946,829
Industrial Conglomerates - 5.63%
3M Co.	44,071		9,674,466
Honeywell International, Inc.	31,637		4,571,863
Siemens AG (a)	80,900		10,304,743
			24,551,072
Internet Software & Services - 1.45%
Facebook, Inc. - Class A (b)	39,564		6,321,931
Metals & Mining - 7.14%
BHP Billiton Ltd. - ADR (c)	159,230		7,074,589
Grupo Mexico SAB de CV (a)	1,659,321		5,536,546
MMC Norilsk Nickel PJSC - ADR	232,311		4,305,884
Newmont Mining Corp.	177,922		6,951,413
Southern Copper Corp.	133,735		7,245,762
			31,114,194
Real Estate Management & Development - 1.60%
Cresud SACIF y A - ADR	169,220		3,409,783
The St. Joe Co. (b)	188,327		3,549,964
			6,959,747
Road & Rail - 1.79%
Norfolk Southern Corp.	57,393		7,792,821
Semiconductors & Semiconductor Equipment - 1.35%
Intel Corp.	112,982		5,884,102
Software - 2.44%
Microsoft Corp.	86,441		7,889,470
Splunk, Inc. (b)	27,948		2,749,804
			10,639,274
Specialty Retail - 1.69%
Ross Stores, Inc.	94,644		7,380,339
TOTAL COMMON STOCKS (Cost $138,214,497)			233,689,033

EXCHANGE TRADED FUNDS - 35.55%
iShares MSCI Brazil ETF	164,166		7,367,770
iShares MSCI Chile ETF	121,283		6,430,425
iShares MSCI Emerging Markets ETF (c)	756,034		36,501,321
iShares MSCI Mexico ETF (c)	165,142		8,508,116
iShares MSCI South Korea ETF (c)	316,087		23,848,764
iShares MSCI Taiwan ETF (c)	372,499		14,281,612
iShares U.S. Home Construction ETF (c)	299,938		11,844,552
SPDR S&P Homebuilders ETF	155,122		6,327,426
SPDR S&P Oil & Gas Exploration & Production ETF	165,541		5,830,354
SPDR S&P Regional Banking ETF (c)	254,694		15,380,971
VanEck Vectors Gold Miners ETF	634,332		13,942,617
VanEck Vectors Russia ETF	206,091		4,686,509
TOTAL EXCHANGE TRADED FUNDS (Cost $119,992,414)			154,950,437

PREFERRED STOCKS - 1.40%
Banks - 1.40%
Itau Unibanco Holding SA - ADR, 6.0035%	392,174		6,117,914
TOTAL PREFERRED STOCKS (Cost $4,810,990)			6,117,914

PURCHASED OPTIONS - 0.78%	Number of Contracts (100 shares per contract)	Notional Amount
Capped Options - 0.78%
CAP-- US CPI Urban Consumers NAS (d)(e)	8,000,000	$800,000,000	3,404,000
TOTAL PURCHASED OPTIONS (Cost $4,400,000)			3,404,000

SHORT-TERM INVESTMENTS - 7.38%	Shares
Money Market Fund - 7.38%
First American Government Obligations Fund, Class X, 1.534% (f)	32,189,568		32,189,568
TOTAL SHORT-TERM INVESTMENTS (Cost $32,189,568)			32,189,568

Total Investments (Cost $299,607,469) - 98.72%			430,350,952
Other Assets in Excess of Liabilities - 1.28%			5,582,032
TOTAL NET ASSETS - 100.00%			$435,932,984

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short and swap contracts with an aggregate fair value of $104,685,810.
(d)	See Schedule of Purchased Capped Options for details.
(e)	Illiquid security. The total fair value of this security was $3,404,000, representing 0.78% of net assets.
(f)	Seven day yield as of March 31, 2018.

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
CPI	Consumer Price Index
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NAS	Not Adjusted Seasonally
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MARKETFIELD FUND
Schedule of Securities Sold Short
March 31, 2018 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - 24.78%
COMMON STOCKS - 3.77%
Banks - 0.89%
Signature Bank/New York NY	(27,407)	$(3,890,423)
Capital Markets - 2.33%
BlackRock, Inc.	(8,561)	(4,637,665)
Eaton Vance Corp.	(44,989)	(2,504,538)
Invesco Ltd. (a)	(46,063)	(1,474,477)
T Rowe Price Group, Inc.	(14,248)	(1,538,356)
		(10,155,036)
Health Care Providers & Services - 0.55%
Laboratory Corp of America Holdings	(14,716)	(2,380,313)
TOTAL COMMON STOCKS (Proceeds $13,098,283)		(16,425,772)
EXCHANGE-TRADED FUNDS - 15.38%
Consumer Staples Select Sector SPDR Fund	(416,889)	(21,940,868)
Health Care Select Sector SPDR Fund	(196,013)	(15,955,458)
iShares U.S. Real Estate ETF	(179,844)	(13,572,827)
Utilities Select Sector SPDR Fund	(308,364)	(15,581,633)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $65,384,813)		(67,050,786)
MASTER LIMITED PARTNERSHIPS - 0.89%
The Blackstone Group LP	(121,862)	(3,893,491)
TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $4,161,195)		(3,893,491)
REAL ESTATE INVESTMENT TRUSTS - 4.74%
Apartment Investment & Management Co. - Class A	(49,134)	(2,002,211)
AvalonBay Communities, Inc.	(22,079)	(3,631,112)
Boston Properties, Inc.	(24,995)	(3,079,884)
Equity Residential	(46,755)	(2,881,043)
Essex Property Trust, Inc.	(7,093)	(1,707,143)
SL Green Realty Corp.	(47,533)	(4,602,620)
Vornado Realty Trust	(40,706)	(2,739,514)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $21,440,938)		(20,643,527)
Total Securities Sold Short (Proceeds $104,085,229)		$(108,013,576)

Marketfield Fund
Schedule of Purchased Capped Options
March 31, 2018 (Unaudited)

Description	Counterparty (Issuer)	Strike Price	Floating Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/ (Depreciation)
CAP-- US CPI Urban Consumers NAS	Morgan Stanley Capital Services	2.00%	Max of Inflation adjustment less (1+2%2), or $0	9/6/2018	$800,000,000	$4,400,000	$3,404,000	$(996,000)
Total net unrealized depreciation on Purchased Capped Options								$(996,000)

Abbreviations:
CPI -- Consumer Price Index
NAS -- Not Adjusted Seasonally

Marketfield Fund
Schedule of Total Return Swaps(a)
March 31, 2018 (Unaudited)

Counterparty	Reference Entity(b)	Termination Date	Pay/Receive Total Return on Reference Entity	Financing Rate		Payment Frequency	Notional Amount	Unrealized Appreciation (Depreciation)(d)
Bank of America Merrill Lynch	CSI300 Net Total Return Index	10/09/2018	Pay	1.877	%(c)	Monthly	$15,017,636	$783,821
Bank of America Merrill Lynch	Euro STOXX Banks Index Futures	06/15/2018	Pay	–%		Quarterly	14,124,895	(603,891)
Total net unrealized appreciation (depreciation) on Total Return Swaps								$179,930

(a) There were no upfront payments paid or received.
(b) Foreign issued security.
(c) Floating rate, adjusted monthly based on 1 month LIBOR -4.000%.
(d) Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable. Excludes any unrealized appreciation or depreciation of foreign currency.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange including options and futures contracts, is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service. Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued and will generally be classified as Level 2. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

On March 30, 2018, U.S. and certain other financial markets were closed, while some foreign markets were open.  Price changes of securities in those foreign markets were immaterial to the Fund.  The Fund’s securities were valued as of the close of regular trading on the last day NASDAQ was open to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Debt securities, including short-term instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supported by a Pricing Service. Pricing Services may use valuation methodologies such as the mean between the bid and ask prices, matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Quotations will be valued at the mean between the bid and the offer. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.  Constant yield amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Over-the-counter option contracts on securities, currencies and option is traded and will generally be classified as Level 2. Over-the-counter option contracts on securities, currencies and other financial instruments with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer. Futures contracts are valued at the last settlement price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. If a price provided by a Pricing Service differs from the price provided by an independent dealer by 10% or more or the Adviser otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2018:

	Level 1	Level 2	Level 3(3)	Total
Assets:
Common Stocks(1)	$233,689,033	$-	$-	$233,689,033
Exchange-Traded Funds	154,950,437	-	-	154,950,437
Preferred Stocks	6,117,914	-	-	6,117,914
Purchased Options	-	3,404,000	-	3,404,000
Short-Term Investments	32,189,568	-	-	32,189,568
Total Assets	$426,946,952	$3,404,000	$-	$430,350,952

Liabilities:
Securities Sold Short
Common Stocks(1)	$(16,425,772)	$-	$-	$(16,425,772)
Exchange-Traded Funds	(67,050,786)	-	-	(67,050,786)
Master Limited Partnerships	(3,893,491)	-	-	(3,893,491)
Real Estate Investment Trusts	(20,643,527)	-	-	(20,643,527)
Total Liabilities	$(108,013,576)	$-	$-	$(108,013,576)

Other Financial Instruments(2)
Swaps	$-	$179,930	$-	$179,930
Total Other Financial Instruments	$-	$179,930	$-	$179,930

(1)	See the Schedule of Investments for industry classifications.
(2)	Reflected at the net unrealized appreciation on the contracts held.
(3)
The Fund measures Level 3 activity as of the end of each financial reporting period.  For the period ended March 31, 2018, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value is not applicable.

It is the Fund’s policy to record transfers between levels at the end of the reporting period. During the period ended March 31, 2018, there were no transfers between levels for the Fund.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, and swap contacts during the period.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of March 31, 2018:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Options	Investments, at value	$3,404,000	Written options, at value	$-
Equity Contracts - Swaps	Unrealized appreciation on swap contracts	783,821	Unrealized depreciation on swap contracts	603,891

Total		$4,187,821		$603,891

The effect of derivative instruments on income for the period January 1, 2018 through March 31, 2018 was as follows:

	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Foreign Currency Contracts	Total
Equity Contracts	$592,887	$(1,061)	$-	$550,117	$-	$1,141,943
Total	$592,887	$(1,061)	$-	$550,117	$-	$1,141,943

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Foreign Currency Contracts	Total
Equity Contracts	$110,227	$(67,462)	$-	$(343,086)	$-	$(300,321)
Interest Rate Contracts	2,597,600	-	-	-	-	2,597,600
Total	$2,707,827	$(67,462)	$-	$(343,086)	$-	$2,297,279

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/John Buckel
   John Buckel, President

Date  5/9/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/John Buckel
John Buckel, President

Date  5/9/2018

By (Signature and Title)*  /s/Jennifer Lima
Jennifer Lima, Treasurer

Date  5/9/2018

* Print the name and title of each signing officer under his or her signature.